Financial Instruments Revaluation And Other Gains (Losses) - Other Financial Instruments Revaluation and Other Gains (Losses) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Financial Instruments Revaluation And Other Gains Losses [Line Items]
Other gains (losses)	$ 22,078,745	$ 1,805,816
Total Other Financial Instruments Revaluation and Other Gains Losses	(22,078,745)	(1,805,816)
Revaluation of Liabilities [Member]
Other Financial Instruments Revaluation And Other Gains Losses [Line Items]
Loss on debt revaluation	(18,278,845)	(829,208)
Loss on revaluation of derivatives	(3,853,895)	(967,119)
Other gains (losses)	$ 53,995	$ (9,489)